STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 1	$ 28,438,994	$ (16,367,976)
Balance, shares at Dec. 31, 2013	1,000
Distribution to Owner (Parent)		(1,227,254)
Net income			1,398,255	$ 1,398,255
Balance at Dec. 31, 2014	$ 1	27,211,740	(14,969,721)	12,242,020
Balance, shares at Dec. 31, 2014	1,000
Distribution to Owner (Parent)		(1,496,422)
Net income			2,980,611	2,980,611
Balance at Dec. 31, 2015	$ 1	$ 25,715,318	$ (11,989,110)	13,726,209
Balance, shares at Dec. 31, 2015	1,000
Net income				594,293
Balance at Mar. 31, 2016				$ 14,293,086